Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 20, 2017
Earnings per share
Number of warrants issued (in shares)				5,505,477
Number of warrants granted (in shares)				5,345,477
Number of warrants to be granted (in shares)	160,000
CONTINUING OPERATIONS
Profit (loss) for the period	€ (74,826)	€ 3,802	€ (35,069)
Weighted average number of shares for the purpose of basic earnings per share	263,978,780	199,946,147	164,487,813
Basic income (loss) per share (in euros)	€ (0.28)	€ 0.02	€ (0.21)
POTENTIAL DILUTIVE INSTRUMENTS
Number of share-based options (out-of-the-money)	26,919,213	5,098,316	34,937,688
Number of shared-based options (in-the-money) with dilutive effect	0	32,680,195	3,045,235
Weighted average number of shares for the purpose of diluted earnings per share	263,978,780	232,626,342	167,533,048
Diluted income (loss) per share (in euros)	€ (0.28)	€ 0.02	€ (0.21)